Related Party Transactions	12 Months Ended
Dec. 31, 2017
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Related Party Transactions
35	RELATED PARTY TRANSACTIONS

(a)	Transactions with CMCC Group

The following is a summary of principal related party transactions entered into by the Group with CMCC Group, for the years ended December 31, 2015, 2016 and 2017.

		2017	2016	2015
	Note	Million	Million	Million

Telecommunications services revenue	(i)	47	159	474
Property leasing and management services revenue	(ii)	188	197	191
Property leasing and management services charges	(ii)	999	976	956
Network assets leasing charges	(iii)	2,494	2,738	4,376
Network capacity leasing charges	(iii)	1,047	2,696	4,757
Entrusted loans received	(iv)	—	—	8,592
Entrusted loans repaid	(iv)	—	—	18,834
Short-term bank deposits received	(iv)	8,611	5,552	7,274
Short-term bank deposits repaid	(iv)	5,552	7,274	4,181
Interest expenses	(iv)	21	7	194

Note:

(i)	The amounts represent telecommunications services settlement received/receivable from CMCC Group for the telecommunications project planning, design and construction services, telecommunications line and pipeline construction services, and telecommunications line maintenance services.
(ii)	The amount represents the rental and property management fees received/receivable from or paid/payable to CMCC Group in respect of offices, retail outlets and warehouses.
(iii)	The amounts represent the network assets leasing settlement paid/payable to CMCC Group, and the TD-SCDMA network capacity charges paid/payable to CMCC Group. On December 29, 2008, the Company entered into a network capacity leasing agreement with CMCC Group for the provision of TD-SCDMA related services. Based on the lease classification assessments, the Group does not substantially bear the risks and reward incidental to the ownership of the leased network assets, and accordingly the Group accounts for the network assets leasing and the network capacity leasing as operating leases.
(iv)	The amounts represent the entrusted loans/bank deposits received from or repaid to CMCC and interest expenses paid/payable to CMCC in respect of the entrusted loans/bank deposits.

(b)	Amounts due from/to CMCC Group

Amounts due from/to CMCC Group, other than amount due from/to ultimate holding company, are included in the following accounts captions summarized as follows:

	As of December 31, 2017	As of December 31, 2016
	Million	Million

Accounts receivable	301	354
Other receivables	116	105
Accounts payable	4,580	4,251
Accrued expenses and other payables	131	88

The amounts are unsecured, interest-free, repayable on demand/on contract terms and arise in the ordinary course of business.

(c)	Significant transactions with associates and joint venture of the Group and of CMCC Group

The Group has entered into transactions with associates and joint venture of the Group or CMCC Group. The major transactions entered into by the Group and these companies and amounts due from/to these companies are as follows:

		As of December 31, 2017	As of December 31, 2016
	Note	Million	Million

Accounts receivable	(i)	313	29
Interest receivable	(ii)	997	2,134
Other receivables	(iii)	12,565	9,862
Proceeds receivable for the transfer of Tower Assets (note 7)		—	57,152
Prepayments and other current assets		51	17
Available-for-sale financial assets	(iii)	31,778	17,222
Bank deposits	(iii)	62,969	37,631
Accounts payable	(iv)	4,479	4,076
Accrued expenses and other payables	(iv)	5,429	4,185

		2017	2016	2015
	Note	Million	Million	Million

Telecommunications services revenue	(i)	828	637	767
Telecommunications services charges	(v)	—	422	774
Property leasing and management services revenue	(vi)	99	1	6
Gain on the transfer of Tower Assets	(iv)	—	—	15,525
Charges for use of tower assets	(iv)	36,335	28,144	5,563
Interest income	(ii)	4,807	4,140	1,699
Dividend income		847	1,944	2,842

Note:

(i)	The amounts represent the telecommunications services revenue received/receivable from the Group’s associates.
(ii)	The amounts primarily represent interest received/receivable from deposits placed with SPD Bank, short-term loans granted by China Mobile Finance to SPD Bank and China Tower, and the proceeds receivable for the transfer of Tower Assets. The interest rate of deposits placed with SPD Bank is determined in accordance with the benchmark interest rate published by PBOC.
(iii)	Other receivables primarily represent the short-term loans granted by China Mobile Finance to SPD Bank and China Tower, and withholding power and utilities expenses and lease charges due from China Tower, etc.. The loans will mature by or before December 2018. Available-for-sale financial assets represent the wealth management products purchased from SPD Bank and bank deposits represent the deposits placed with SPD Bank.
(iv)	The amounts represent the gain arising from the transfer of Tower Assets on October 31, 2015 (note 7) and the charges paid/payable to China Tower for the use of telecommunications towers and related assets (“Leased Tower”). On July 8, 2016, CMC and China Tower finalized the leasing and pricing arrangement in relation to the lease of Leased Tower, and entered into an agreement (the “Lease Agreement”). Accordingly, the respective provincial companies of CMC and China Tower entered into provincial company service agreements for the leasing of individual Leased Tower based on their actual service requirements. Pursuant to the management’s assessment, the 5 years lease terms of the Lease Agreement does not account for the major part of the economic lives of the Leased Tower and the present value of the minimum lease payments is not considered substantial comparing to the fair value of the corresponding Leased Tower. At the end of the lease term, there is no purchase option granted to the Group to purchase the Leased Tower. The Group also does not bear any gains or losses in the fluctuation in the fair value of the Leased Tower at the end of the lease terms. As a result, the Group does not substantially bear the risks and reward incidental to the ownership of the Leased Tower, and hence the Group accounts for the Leased Tower leasing as operating leases. On January 31, 2018, CMC and China Tower unanimously agreed on supplementary provisions to the Lease Agreement (“Supplementary Agreement”). The Supplementary Agreement mainly included: the adjustments to the pricing of tower products, the term of the agreement shall be 5 years, effective from January 1, 2018 and expiring on December 31, 2022. The Supplementary Agreement will not affect the Group’s judgement on operating lease aforementioned.
(v)	The amount represents the telecommunications services charges paid/payable to Union Mobile Pay Co., Ltd., an associate of CMCC Group until July 2016.
(vi)	The amount represents the property leasing revenue received/receivable from SPD Bank and China Tower.

(d)	Transactions with other government-related entities in the PRC

The Group is a government-related enterprise and operates in an economic regime currently dominated by entities directly or indirectly controlled by the PRC government through government authorities, agencies, affiliations and other organization (collectively referred to as “government-related entities”).

Apart from transactions with CMCC Group (notes 26 and 35(a)), and associates and joint venture (note 35(c)) and the transaction to increase contribution to the Fund (note 19), the Group has collectively, but not individually, significant transactions with other government-related entities which include but not limited to the following:

–	rendering and receiving telecommunications services, including interconnection revenue/charges

–	purchasing of goods, including use of public utilities

–	placing of bank deposits

These transactions are conducted in the ordinary course of the Group’s business on terms comparable to the terms of transactions with other entities that are not government-related. The Group prices its telecommunications services and products based on commercial negotiations with reference to rules and regulations stipulated by related authorities of the PRC Government, where applicable. The Group has also established its procurement policies and approval processes for purchases of products and services, which do not depend on whether the counterparties are government-related entities or not.

(e)	For key management personnel remuneration, please refer to note 10.